Long-term Inventories	12 Months Ended
Dec. 31, 2017
Long Term Inventories Disclosure [Abstract]
Long Term Inventories Disclosure [Text Block]
7.	Long-term Inventories

	December 31,
	2017	2016
Finished goods	-	98

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year and not expected to be sold within one year. These vaccines are for government stockpiling purposes.